Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,653,473	$ 4,445,436
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	4,164,320	3,959,887
Cost of retirement of utility plant, net	(302,340)	(307,375)
Change in over/under recovery of gas costs	(2,309,284)	(2,987,087)
Deferred taxes and investment tax credits	2,720,657	1,884,235
Other noncash items, net	(42,938)	95,658
Changes in assets and liabilities which provided (used) cash:
Accounts receivable and customer deposits, net	(189,410)	320,981
Inventories and gas in storage	899,295	2,287,340
Other current assets	882,148	(640,846)
Accounts payable, customer credit balances and accrued expenses, net	207,423	(1,939,425)
Total adjustments	6,029,871	2,673,368
Net cash provided by operating activities	10,683,344	7,118,804
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures for utility property	(7,589,386)	(5,973,586)
Proceeds from disposal of utility property	284	10,265
Net cash used in investing activities	(7,589,102)	(5,963,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on collection of note	87,000	87,000
Proceeds from issuance of stock	1,118,975	1,031,998
Cash dividends paid	(3,094,418)	(2,951,211)
Net cash used in financing activities	(1,888,443)	(1,832,213)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,205,799	(676,730)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	6,745,630	7,422,360
CASH AND CASH EQUIVALENTS AT END OF YEAR	7,951,429	6,745,630
Cash paid (refunded) during the year for:
Interest	1,799,459	1,807,863
Income taxes	(705,000)	1,329,000
Non-cash transactions:
Note received for reimbursement of expenses	$ 381,540	$ 0